PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES (Details) $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Other receivables	¥ 321,855,000				¥ 288,432,000
Less: Provision for impairment loss	(10,590,000)			¥ (18,852,000)	(13,325,000)	¥ (13,336,000)	¥ (13,336,000)	¥ (13,377,000)	¥ (13,377,000)
Other receivables, net (Note (a))	311,265,000				275,107,000
Prepayments (Note (b))	37,642,000				39,144,000
Total prepayments and other receivables	348,907,000	$ 50,747		¥ 308,724,000	314,251,000
Input VAT with related invoices not been received or verified	¥ 148,369,000				¥ 122,190,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .